UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	JUNE 30 2008

Date of reporting period:	JUNE 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

June 30, 2008
Special Situations Fund III, L.P.	Second Quarter Report - Liquidation Basis

SPECIAL SITUATIONS FUND III, L.P.

INDEX TO THE SECOND QUARTER REPORT – LIQUIDATION BASIS

JUNE 30, 2008
_________________________________________________________________________________

PAGE

Statement of Financial Condition – Liquidation Basis                                                                                                1

Portfolio of Investments – Liquidation Basis                                                                                                                2

Statement of Operations – Liquidation Basis                                                                                                                13

Statements of Changes in Partners’ Capital – Liquidation Basis                                                                                14

Notes to the Financial Statements – Liquidation Basis                                                                                                 15

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)

ASSETS

Investments, at fair value (cost $28,752,448)	$23,346,101
Cash and cash equivalents	11,036,990
Receivable for investments sold	272,130
Other assets	28,039

Total Assets	$34,683,260

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased	$1,664,194
Securities sold short, at fair value (proceeds $1,063,401)	1,146,719
Payable for investments purchased	18,750
Administrator's fee payable	64,022
Accrued expenses	169,887

Total Liabilities	3,063,572

Partners' Capital

Limited Partners	26,960,620
Corporate General Partner	4,280,426
Individual General Partners	378,642

Total Partners' Capital	31,619,688

Total Liabilities and Partners' Capital	$34,683,260

See the accompanying Notes to the Financial Statements.

1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Common Stocks	Value

	Biotechnology 3.02%
89,575	Combinatorx, Inc.	$317,991
52,160	Medivation, Inc.	617,053
18,160	Opexa Therapeutics, Inc.	19,794
43,151	Tapestry Pharmaceuticals, Inc.	734
		955,572

	Building Materials 0.03%
300	WaterFurnance Renewable Energy, Inc. (Canada)	7,932

	Business Services 0.00%
15,600	UTIX Group, Inc.	8

	Capital Equipment 0.36%
7,575	Mfri, Inc.	114,383

	Casino - Services 0.72%
109,560	Full House Resorts, Inc.	228,980

	Chemicals 1.24%
37,848	KMG Chemicals, Inc.	390,970

	Communication Equipment - Software 1.84%
1,424,157	ION Networks, Inc.	61,096
51,000	PC-Tel, Inc.	489,090
8,236	RIT Technologies, Ltd. (Israel)	5,106
293,995	Vertical Communications, Inc.	26,460
		581,752

	Communication Products - Equipment 0.79%
89,893	Centillium Communications, Inc.	58,430
173,207	NMS Communications Corporation	192,260
		250,690

	Computer Services - Software 10.97%
87,715	3Dfx Interactive, Inc.	5,263
57,433	Acorn Factor, Inc.	315,882
105,621	ClickSoftware Technologies, Ltd. (Israel)	297,851
5,800	CryptoLogic, Inc. (Canada)	83,288
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	69,525
430,000	Interplay Entertainment Corporation	55,900

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Computer Services - Software (Continued)
36,698	LocatePlus Holdings Corporation (Restricted)	$4,954
843,946	Motive, Inc.	1,789,166
3,157	Primal Solutions, Inc.	5,841
93,175	SumTotal Systems, Inc.	436,059
35,025	SupportSoft, Inc.	113,831
57,021	Unify Corporation	290,805
		3,468,365

	Computer Systems 2.35%
76,108	Adept Technology, Inc.	743,575

	Diagnostics 0.34%
111,327	Curagen Corporation	106,874

	Educational Products - Services 1.74%
65,676	China Education Alliance, Inc. (China)	180,609
87,838	ChinaCast Education Corporation (China)	368,041
		548,650

	Electronic Components 1.16%
137,082	American Technology Corporation	253,602
10,000	Frequency Electronics, Inc.	65,900
73,125	Interlink Electronics, Inc.	47,531
		367,033

	Electronic - Display 0.00%
993,474	E Ink Corporation (Illiquid)	-

	Electronic Equipment 1.13%
141,618	Iteris, Inc.	358,294

	Electronic Instruments 3.06%
54,428	Image Sensing Systems, Inc.	700,488
36,900	PowerSecure International, Inc.	267,894
		968,382

	Electronic Semiconductor 1.12%
118,000	Kopin Corporation	338,660
78,946	PSi Technologies Holdings, Inc. (Philippines)	15,821
		354,481

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Energy - Miscellaneous 0.20%
15,432	Environmental Power Corporation	$64,351

	Energy - Services 0.41%
34,582	Renegy Holdings, Inc.	131,066

	Environmental Services 1.67%
1,175,600	PDG Environmental, Inc.	529,020

	Financial Services - Miscellaneous 1.62%
43,159	Marlin Business Services Corp.	299,092
57,222	MicroFinancial Incorporated	212,293
		511,385

	Healthcare - Specialized Products & Services 1.65%
138,937	Alpha Pro Tech, Ltd.	133,380
32,600	American Dental Partners, Inc.	386,962
		520,342

	Housing - Construction 0.68%
55,043	U.S. Home Systems, Inc.	216,319

	Information Services 1.41%
93,195	Pfsweb, Inc.	447,335

	Insurance 1.17%
38,140	AmCOMP, Inc.	370,721

	Internet Commerce 0.27%
66,272	Youbet.com, Inc.	84,165

	Medical Devices & Equipment 1.80%
120,586	Orthovita, Inc.	247,201
104,522	Precision Optics Corporation, Inc.	10,452
81,592	Sonic Innovations, Inc.	272,517
175,068	World Heart Corporation (Canada)	38,480
		568,650

	Medical Instruments 0.02%
27,790	Caprius, Inc.	7,642

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Online Services 0.53%
17,230	The Knot, Inc.	$168,509

	Paper - Packaging 0.02%
44,211	Chase Packaging Corporation	6,632

	Restaurant 0.38%
161,869	Buca, Inc.	62,967
28,068	Monterey Gourmet Foods, Inc.	56,697
		119,664

	Retail 0.47%
70,944	Bakers Footwear Group, Inc.	71,653
18,000	Heelys, Inc.	73,080
33,737	Odimo Incorporated	2,699
		147,432

	Security Equipment 1.73%
75,011	ICX Technologies, Inc.	547,580

	Semiconductor 2.24%
79,600	CEVA, Inc.	634,412
216,067	NeoMagic Corporation	73,463
		707,875

	Semiconductor Equipment 4.18%
200,000	FSI International, Inc.	268,000
27,152	Integral Vision, Inc.	6,245
111,724	Nova Measuring Instruments, Ltd. (Israel)	184,345
56,274	Tegal Corporation	232,974
79,341	Ultra Clean Holdings, Inc.	631,554
		1,323,118

	Services 4.72%
49,337	Collectors Universe, Inc.	400,123
102,010	Internet Brands, Inc.	676,326
46,303	OPNET Technologies, Inc.	416,727
		1,493,176

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Common Stocks (Continued)	Value

	Technology - Miscellaneous 4.00%
8,959	Enova Systems, Inc.	$35,836
97,051	Intermap Technologies Corp. (Canada)	561,469
108,445	iPass, Inc.	224,481
59,700	Scopus Video Network, Ltd. (Israel)	238,800
68,910	Vuance, Ltd. (Israel)	204,664
		1,265,250

	Telecom Equipment 0.97%
67,427	COMARCO, Inc.	245,434
18,473	Peco II, Inc.	61,700
		307,134

	Telecom Services 1.52%
67,211	Multiband Corporation	86,030
69,810	WPCS International Incorporated	394,427
		480,457

	Telecommunications 0.67%
324,418	Emrise Corporation	210,872

	Therapeutics 1.28%
105,565	Pharmacopeia Drug Discovery, Inc.	404,314

	Vitamins 1.73%
36,498	Omega Protein Corporation	545,645

	Total Common Stocks 65.23% (cost $27,525,314)	20,624,595

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Preferred Stocks	Value

	Communications Equipment - Software 0.12%
100	Vertical Communications, Inc. 10% convertible	$16,981
22	Vertical Communications, Inc. convertible (Restricted)	22,291
		39,272

	Data Security 0.80%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 1.14%
549,484	E Ink Corporation Series A (Illiquid)	241,773
904,490	E Ink Corporation Series B (Illiquid)	118,194
		359,967

	Food 1.40%
35,163	Zhongpin, Inc. convertible (China)	439,538

	Medical Instruments 0.11%
1,612	Caprius, Inc. convertible	8,608
468	Caprius, Inc. convertible (Restricted)	27,308
		35,916

	Total Preferred Stocks 3.57% (cost $875,495)	1,129,361

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.34%
$ 11,000	Primal Solutions, Inc. 10% convertible, due 12/31/09	$11,000
$ 41,716	Unify Corporation 5% convertible, due 10/31/10	42,550
$ 14,275	Unify Corporation 5% convertible, due 10/31/11	14,560
$ 40,000	Unify Corporation Revolving Credit 10.5%, due 10/31/10	40,000
		108,110

	Consumer Products 0.38%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Electronic Components 0.25%
$ 78,000	Interlink Electronics, Inc. 8% convertible, due 7/19/10	78,000

	Technology - Miscellaneous 0.10%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	33,000

	Total Corporate Debt 1.07% (cost $338,877)	339,996

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Warrants	Warrants	Value

	Biotechnology 0.05%
96,038	La Jolla Pharmaceutical Company 12/14/10	$6,723
3,847	Metabasis Therapeutics, Inc. 9/30/10	423
142,000	Opexa Therapeutics, Inc. 4/13/11	5,680
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	690
		13,516

	Building Materials 0.02%
200,000	American Mold Guard, Inc. Class A 4/26/11	6,000
200,000	American Mold Guard, Inc. Class B 4/26/11	2,000
		8,000

	Business Services 0.00%
1,500,000	UTIX Group, Inc. 1/13/11	-
1,731	UTIX Group, Inc. 11/9/11 (Restricted)	-
6,924	UTIX Group, Inc. 9/28/12 (Restricted)	-
6,924	UTIX Group, Inc. 11/15/12 (Restricted)	-
		-

	Communication Equipment - Software 0.01%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15	857
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		857

	Computer Services - Software 0.17%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	1,100
74,914	Unify Corporation 4/26/09	14,234
53,600	Unify Corporation 10/31/12	39,504
		54,838

	Computer Systems 0.31%
134,321	Adept Technology, Inc. 11/18/08	99,398

	Consumer Products 0.01%
5,713	Rockford Corporation 6/11/09	1,428

	Electronic Components 0.05%
14,450	American Technology Corporation 7/18/09	8,105
32,422	American Technology Corporation 8/6/10	434
30,952	Interlink Electronics, Inc. 7/19/12	8,667
		17,206

	Electronic Equipment 0.02%
11,246	Iteris, Inc. B 9/28/11	5,173

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Warrants	Warrants (Continued)	Value

	Energy - Technology 2.48%
4,680	Arotech Corporation 12/31/08	$-
175,438	Capstone Turbine Corporation 1/23/12	542,103
34,146	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	90,649
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/14	152,800
		785,552

	Food 0.64%
25,683	Zhongpin, Inc. 1/30/11	203,955

	Medical Devices & Equipment 0.00%
536,190	World Heart Corporation 9/22/08 (Canada)	-

	Medical Instruments 0.02%
222,320	Caprius, Inc. 2/15/10	4,447
4,477	Caprius, Inc. 2/16/11	537
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
14,750	Caprius, Inc. 12/5/12 (Restricted)	-
		4,984

	Semiconductor Equipment 0.02%
60,250	Tegal Corporation 7/14/10	843
270,793	Tegal Corporation 9/19/10	4,333
		5,176

	Technology - Miscellaneous 0.04%
90,990	Vuance, Ltd. 12/9/10 (Israel)	12,739
8,250	Vuance, Ltd. 11/19/11 (Israel)	1,155
		13,894

	Telecom Services 0.11%
12,152	GoAmerica, Inc. 12/19/08	22
705,171	WPCS International Incorporated 11/16/09	35,258
		35,280

	Therapeutics 0.01%
12,868	Critical Therapeutics, Inc. 6/6/10	71
47,506	Memory Pharmaceuticals Corp. 9/22/10	2,821
		2,892

	Total Warrants 3.96% (cost $12,762)	1,252,149

	TOTAL INVESTMENTS 73.83% (cost $28,752,448)	$23,346,101

See the accompanying Notes to the Financial Statements.

	9

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
Fair
Shares	Securities Sold Short	Value

	Energy Technology 2.56%
174,438	Capstone Turbine Corp.	$730,895
25,097	Quantum Fuel Systems Technologies Worldwide, Inc.	77,299
		808,194

	Food 1.07%
27,082	Zhongpin, Inc. (China)	338,525

	TOTAL SECURITIES SOLD SHORT 3.63% (proceeds $1,063,401)	$1,146,719

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.
	CryptoLogic, Inc., Interlink Electronics, Inc., KMG Chemicals, Inc.,
	MicroFinancial Incorporated, PC-Tel, Inc., Primal Solutions, Inc., Rockford
	Corporation, Unify Corporation, Vertical Communications, Inc., and Vuance, Ltd.

See the accompanying Notes to the Financial Statements.

	10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
		% of
		Partners'
Industry Concentration	Total	Capital

Biotechnology	$969,088	3.06
Building Materials	15,932	0.05
Business Services	8	0.00
Capital Equipment	114,383	0.36
Casino - Services	228,980	0.72
Chemicals	390,970	1.24
Communication Equipment - Software	621,881	1.97
Communication Products - Equipment	250,690	0.79
Computer Services - Software	3,631,313	11.48
Computer Systems	842,973	2.67
Consumer Products	122,314	0.39
Data Security	254,668	0.81
Diagnostics	106,874	0.34
Educational Products - Services	548,650	1.74
Electronic Components	462,239	1.46
Electronic - Display	359,967	1.14
Electronic Equipment	363,467	1.15
Electronic Instruments	968,382	3.06
Electronic Semiconductor	354,481	1.12
Energy - Miscellaneous	64,351	0.20
Energy - Services	131,066	0.41
Energy - Technology	(22,642)	(0.07)
Environmental Services	529,020	1.67
Financial Services	511,385	1.62
Food	304,968	0.96
Healthcare - Specialized Products & Services	520,342	1.65
Housing - Construction	216,319	0.68
Information Services	447,335	1.41
Insurance	370,721	1.17
Internet Commerce	84,165	0.27
Medical Devices & Equipment	568,650	1.80
Medical Instruments	48,542	0.15
Oil Equipment	-	0.00
Online Services	168,509	0.53
Paper - Packaging	6,632	0.02
Restaurant	119,664	0.38

See the accompanying Notes to the Financial Statements.

11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

JUNE 30, 2008
(Unaudited)
		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Retail	$147,432	0.47
Security Equipment	547,580	1.73
Semiconductor	707,875	2.24
Semiconductor Equipment	1,328,294	4.20
Services	1,493,176	4.72
Technology - Miscellaneous	1,312,144	4.15
Telecom Equipment	307,134	0.97
Telecom Services	515,737	1.63
Telecommunications	210,872	0.67
Therapeutics	407,206	1.29
Vitamins	545,645	1.73

TOTAL PORTFOLIO	$22,199,382	70.20%

See the accompanying Notes to the Financial Statements.

12

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS - LIQUIDATION BASIS

FOR THE SIX MONTHS ENDED JUNE 30, 2008
(Unaudited)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$1,545,522
Net change in unrealized depreciation	(6,806,090)
Net Realized and Unrealized Gain (Loss) on Investments		$(5,260,568)

INVESTMENT INCOME (LOSS)
Investment Income
Interest	61,827
Dividends (net of withholding taxes of $971)	67,692
Securities lending fees and other	11,441
Total Investment Income	140,960

Operating Expenses
Administrator's fee	129,461
Professional fees	128,531
Independent General Partners' fees	40,000
Custody fee and other	23,179
Total Operating Expenses	321,171

Net Investment Loss		(180,211)

NET LOSS		$(5,440,779)

See the accompanying Notes to the Financial Statements.

13

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2007:

BALANCE,
DECEMBER 31, 2006		$39,033,516	$4,662,904	$459,652	$44,156,072

Capital contributions		82,000	-	-	82,000

Capital transfers		689	(689)	-	-

Allocation of net income (loss):

Corporate General

Partner - Performance		-	561,129	-	561,129

Partners		(1,423,779)	(243,214)	(19,115)	(1,686,108)

Repurchases		(4,388,432)	-	-	(4,388,432)

BALANCE,
DECEMBER 31, 2007	$25,000	33,303,994	4,980,130	440,537	38,724,661

SIX MONTHS ENDED
JUNE 30, 2008:

Allocation of net loss	$(3,512)	(4,679,180)	(699,704)	(61,895)	(5,440,779)

Repurchases		(1,664,194)	-	-	(1,664,194)

BALANCE,
JUNE 30, 2008	$25,000	$26,960,620	$4,280,426	$378,642	$31,619,688

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

		14

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 1 -                         GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.  Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund sought long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Liquidation and Dissolution:

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 1 -                         GENERAL (CONTINUED):

Liquidation and Dissolution (Continued):

Other considerations included the possibility that sales of the Fund’s securities as part of the liquidation may not result in the Fund receiving the maximum return on these securities, due to market conditions at the time of the sales or the constraints imposed by the liquidation.  In order to properly consider all relevant factors in determining whether to vote “For” or “Against” the Liquidation Proposal, MGP and the Individual General Partners resolved to withhold their vote until the Special Meeting of Partners.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  Matters discussed included those indicated above as well as the economic and market conditions at the time of the meeting.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.  It is anticipated that an initial distribution, representing a significant portion of the Fund’s net assets, will be made to the Partners by December 31, 2008.

NOTE 2 -                         ACCOUNTING POLICIES:

The Fund measures its assets and liabilities at the amounts of fair value or cash, as appropriate, expected in liquidation and reports changes in estimates when they are known.  The operating results as reflected on the statement of operations consist of those results from January 1, 2008 to June 10, 2008 (date resolved to liquidate) and the results of operations from that point to the end of the fiscal period.

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are generally valued at cost, which approximates fair value as determined in good faith by the Individual General Partners.  Warrant valuations determined in good faith by the General Partner utilize the Black Scholes model and take into account other factors deemed relevant.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 2 -            ACCOUNTING POLICIES (CONTINUED):

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At June 30, 2008, there were no securities loaned.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB 109, Accounting for Income Taxes”.  This Interpretation, which applies to all entities, including pass through entities such as the Fund, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  It is effective for all fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.  Management has concluded that there is no impact on the Fund’s financial statements as a result of implementing FIN 48.

NOTE 3 -                         ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for a fiscal period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  The amount of loss carryover at June 30, 2008 was $9,371,401.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 3 -           ALLOCATION OF ACCOUNTING INCOME AND LOSSES (CONTINUED):

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -          PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Commission’s approval of the exemptive request discussed in Note 1.  In light of the liquidation discussed in Note 1, the Fund’s final offer to repurchase Units was for the period ended June 30, 2008.  Future liquidating distributions will be determined by management based on relative cash balances.

The Fund has the right to sell additional Units at the beginning of each fiscal period, but will no longer be doing so as it is in the process of liquidating.

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2006	1,561.3407	186.5161	18.3861	1,766.2429
Additional Units sold	3.2800	-	-	3.2800
Transfers	0.0275	(0.0275)	-	-
Semi-annual adjustments of Units	(56.9511)	12.7165	(0.7646)	(44.9992)
Repurchases	(175.5373)	-	-	(175.5373)
Balance, December 31, 2007	1,332.1598	199.2051	17.6215	1,548.9864
Semi-annual adjustment of Units	(187.1672)	(27.9882)	(2.4758)	(217.6312)
Repurchases	(66.5677)	-	-	(66.5677)
Balance, June 30, 2008	1,078.4249	171.2169	15.1457	1,264.7875

NOTE 5 -                         PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2008 aggregated $6,518,983 and $14,212,236, respectively.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 6 -           INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 -           RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 -           OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will provide management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

NOTE 9 -          FAIR VALUE MEASUREMENTS:

The Fund adopted SFAS No. 157 as of January 1, 2008 which expands disclosures about investments that are measured and reported at fair value.  SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels explained below:

Level 1
Quoted prices are available in active markets for identical investments as of the reporting date.  Investments included in this category include listed equities and listed derivatives.  As required by SFAS 157, the Fund does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and the sale could reasonably impact the quoted price.

Level 2
Pricing inputs are other than quoted market prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.  Investments which are generally included in this category include corporate debt, less liquid and restricted equity securities and warrants.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 9 -                         FAIR VALUE MEASUREMENTS (CONTINUED):

Level 3
Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value required significant management judgment or estimation. Investments that are included in this category generally include interests in corporate private equity.

The following table summarizes the valuation of the Fund’s investments by SFAS No. 157 fair value hierarchy as described above as of June 30, 2008.

Description	Total	Level 1	Level 2	Level 3
Trading Securities	$20,563,072	$20,563,072	$-	$-
Derivatives	2,168,394	-	1,903,217	265,177
Venture Capital Investments	614,635	-	-	614,635
Total	$23,346,101	$20,563,072	$1,903,217	$879,812

Securities sold short of $1,146,719 are measured fair value using Level 1 techniques.

The following table discloses a reconciliation of investments at measured fair value on a recurring basis using significant unobservable inputs (Level 3) during the six month period ended June 30, 2008.

	Total	Derivatives	Venture Capital Investments
Beginning Balance, January 1, 2008	$825,390	$210,755	$614,635
Total gains or losses	(869)	(869)	-
Purchases	22,291	22,291	-
Transfers in/out of Level 3	33,000	33,000	-
Ending Balance, June 30, 2008	$879,812	$265,177	$614,635

The amount of gains (losses) included in income attributable to the change in unrealized gains (losses) relating to assets still held at June 30, 2008	$ -	$ -	$ -

Gains and losses (realized and unrealized), if any, would be included in the net realized gain on investments and net change in unrealized depreciation in the Statement of Operations.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 10 -                                FINANCIAL HIGHLIGHTS:

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Ratio of investment expenses to average net assets[1,2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.57%

Ratio of operating expenses to average net assets[2]	1.79%	1.33%	1.65%	0.86%	0.84%	1.03%

Ratio of total expenses to average net assets[2]	1.79%	1.33%	1.65%	0.86%	0.84%	1.60%

Ratio of net income (loss) to average net assets[2]	(30.24%)	(2.52%)	15.21%	2.53%	23.09%	74.23%

Portfolio turnover rate	20.68%	43.06%	81.20%	55.90%	63.46%	52.43%
[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 8 herein.

[2]For periods less than one year, ratios have been annualized.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 11 - RETURN ON PARTNER INVESTMENT:

At June 30, 2008, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value	Subscription Date	Value
January 1, 1994	$206,404	July 1, 2001	$43,161
January 1, 1995	185,954	January 1, 2002	43,149
July 1, 1995	164,654	July 1, 2002	49,225
January 1, 1996	137,312	January 1, 2003	53,274
July 1, 1996	103,657	July 1, 2003	40,768
January 1, 1997	98,104	January 1, 2004	28,563
July 1, 1997	92,926	July 1, 2004	26,552
January 1, 1998	82,443	January 1, 2005	23,791
July 1, 1998	84,533	July 1, 2005	25,798
January 1, 1999	93,713	January 1, 2006	23,303
July 1, 1999	86,470	July 1, 2006	21,958
January 1, 2000	56,360	January 1, 2007	20,594
July 1, 2000	48,277	July 1, 2007	19,598
January 1, 2001	49,373	January 1, 2008	21,488

NOTE 12 -                                SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements.  In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 13 -        INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations.  These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933.  Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies.  Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales.  The following is a list of restricted and illiquid securities valued by the Fund as of June 30, 2008:

Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
Excapsa Software, Inc.	Common	2/7/06	$ 282,219	$ 69,525	0.22%
LocatePlus Holdings Corporation	Common	7/8/05	181,673	4,954	0.02%
Caprius, Inc.	Preferred	2/28/07	25,000	17,188	0.05%
Caprius, Inc.	Preferred	12/7/07	22,080	10,120	0.03%
E Ink Corporation, Series A	Preferred	11/7/05	241,773	241,773	0.76%
E Ink Corporation, Series B	Preferred	7/17/07	33,241	33,241	0.11%
E Ink Corporation, Series B	Preferred	9/12/07	84,952	84,952	0.27%
Verdasys, Inc. Series B	Preferred	9/3/04	201,478	254,668	0.81%
Vertical Communications	Preferred	4/16/08	22,291	22,291	0.07%
Total restricted and illiquid securities			$1,094,707	$738,712	2.34%

NOTE 14 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a brokerage account with Morgan Stanley & Co. Incorporated.  The balances are insured by the Securities Investor Protection Corporation up to $500,000, including $100,000 for free cash balances.  Net cash balances and securities in excess of these limits are protected by excess coverage provided by Morgan Stanley & Co. Incorporated, up to the full net equity value of each account including unlimited coverage for uninvested cash.

NOTE 15 -        APPROVAL OF ADVISORY CONTRACT (UNAUDITED):

At a special meeting of the Independent General Partners (“IGPs”) of the Fund held on December 5, 2007, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 15 -        APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

(Information Subsequent to December 31, 2007 is Unaudited)

NOTE 15 -        APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

NOTE 16 -           PROXY VOTING:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 17 -          FORM N-Q:

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

Not Applicable at this time.

Item 3.                                Audit Committee Financial Expert.

Not Applicable at this time.

Item 4.                                Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Unaudited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companie.

Not Applicable at this time.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.  It is anticipated that an initial distribution, representing a significant portion of the Fund’s net assets, will be made to the Partners by December 31, 2008.

See Item 1, Reports to Stockholders, Note 1 –General, Liquidation and Dissolution for further discussion.

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)                            NOT APPLICABLE.

(a)(2)                            CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)           CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date:  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: August 27, 2008

By:              _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: August 27, 2008